SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Total	$ 523,309	$ 4,064,908	$ 4,064,908
Less: Accumulated depreciation	354,146	2,750,897	2,369,902
Net book value	169,163	1,314,011	1,695,006
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	226,350	1,758,217	1,758,217
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	37,685	292,724	292,724
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	245,242	1,904,972	1,904,972
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 14,032	$ 108,995	$ 108,995